Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Level 1	Level 2	Level 3	Total
March 31, 2014
Financial Liabilities:
Warrant derivative liabilities	$—	$—	$2,822,372	$2,822,372

Total liabilities	$—	$—	$2,822,372	$2,822,372
	Level 1	Level 2	Level 3	Total
December 31, 2013
Financial Liabilities:
Warrant derivative liabilities	$—	$—	$9,147,507	$9,147,507

Total liabilities	$—	$—	$9,147,507	$9,147,507

	Level 1	Level 2	Level 3	Total
December 31, 2013
Financial Liabilities:
Warrant derivative liabilities	$—	$—	$9,147,507	$9,147,507

Total liabilities	$—	$—	$9,147,507	$9,147,507
	Level 1	Level 2	Level 3	Total
December 31, 2012
Financial Liabilities:
Warrant derivative liabilities	$—	$—	$102,695	$102,695

Conversion element of promissory notes	—	—	274,928	274,928

Conversion element of Series B CPS	—	—	1,210,909	1,210,909

Series A CPS derivative liabilities	—	—	619,652	619,652

Total liabilities	$—	$—	$2,208,184	$2,208,184

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
		Conversion
		Element of	Conversion
	Warrant	Promissory	Element of	Series A CPS
	Derivatives	Notes	Series B CPS	Derivatives	Total

Balance at January 1, 2014	$9,147,507	$—	$—	$—	$9,147,507
Issuances	—	—	—	—	—
Revaluation (gains) losses included in other income and expenses	(215,956)	—	—	—	(215,956)
Settlements	(6,109,179)	—	—	—	(6,109,179)
Balance at March 31, 2014	$2,822,372	$—	$—	$—	$2,822,372

Total gains (losses) included in other income and expenses attributable to liabilities still held as of March 31, 2014	$233,810	$—	$—	$—	$233,810
		Conversion
		Element of	Conversion
	Warrant	Promissory	Element of	Series A CPS
	Derivatives	Notes	Series B CPS	Derivatives	Total

Balance at January 1, 2013	$102,695	$274,928	$1,210,909	$619,652	$2,208,184
Issuances	—	—	—	—	—
Revaluation (gains) losses included in other income and expenses	123,069	(118,938)	1,476	588,110	593,717
Settlements	—	—	—	—	—
Balance at March 31, 2013	$225,764	$155,990	$1,212,385	$1,207,762	$2,801,901

Total gains (losses) included in other income and expenses attributable to liabilities still held as of March 31, 2013	$(123,069)	$118,938	$(1,476)	$(588,110)	$(593,717)

		Conversion
		Element of	Conversion
	Warrant	Promissory	Element of	Series A CPS
	Derivatives	Notes	Series B CPS	Derivatives	Total

Balance at January 1, 2013	$102,695	$274,928	$1,210,909	$619,652	$2,208,184
Issuances	7,962,081	—	—	—	7,962,081
Revaluation (gains) losses included in other income and expenses	1,082,731	(274,928)	(128,558)	(173,050)	506,195
Settlements	—	—	(1,082,351)	(446,602)	(1,528,953)
Balance at December 31, 2013	$9,147,507	$—	$—	$—	$9,147,507

Total gains (losses) included in other income and expenses attributable to liabilities still held as of December 31, 2013	$(1,082,732)	$—	$—	$—	$(1,082,732)
		Conversion
		Element of	Conversion
	Warrant	Promissory	Element of	Series A CPS
	Derivatives	Notes	Series B CPS	Derivatives	Total

Balance at January 1, 2012	$655,219	$1,931,295	$1,245,101	$2,135,715	$5,967,330
Issuances	—	—	—	—	—
Revaluation (gains) losses included in other income and expenses	(552,524)	(1,656,367)	(34,192)	(1,516,063)	(3,759,146)
Settlements	—	—	—	—	—
Balance at December 31, 2012	$102,695	$274,928	$1,210,909	$619,652	$2,208,184

Total gains (losses) included in other income and expenses attributable to liabilities still held as of December 31, 2012	$552,524	$1,656,367	$34,192	$1,516,063	$3,759,146